PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
Provision for income taxes consists of the following for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Current
Federal	$53,403	$55,679
State	(737)	15,858
Foreign	—	—
Total current	$52,666	$71,537

Deferred
Federal	$(1,590)	$(23,771)
State	593	(18,215)
Foreign	1,006	6,552
Total deferred	$9	$(35,434)

Change in valuation allowance	$(2,802)	$(3,153)
Total	$49,873	$32,950

Schedule of Components of Deferred Tax Assets and Liabilities
As of December 31, 2024 and 2023, the components of deferred tax assets and liabilities were as follows:

($ in thousands)	December 31, 2024	December 31, 2023
Deferred tax assets
Share-based compensation	$4,040	$3,961
Financing fees	—	453
Net operating losses	35,785	40,580
Inventory	99	97
Lease liabilities	38,915	41,088
Tax receivable agreement	16,407	15,379
Other	1,770	629
Total deferred tax assets	$97,016	$102,187

Deferred tax liabilities
ROU assets	$(12,781)	$(13,689)
Property, plant and equipment	(8,700)	(11,669)
Intangible assets	(62,692)	(64,052)
Total deferred tax liabilities	$(84,173)	$(89,410)

Valuation allowance	$(38,666)	$(41,687)
Net deferred tax liabilities	$(25,823)	$(28,910)

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate for the years ended December 31, 2024 and 2023 is as follows:

	Year Ended December 31,
($ in thousands)	2024	2023
Expected income tax expense at statutory tax rate	$(2,356)	$(30,711)
Tax rate differences	(81)	(69)
Pass through and non-controlling entities	(5,881)	(4,881)
State tax expense, net	(3,292)	(4,898)
IRC Section 280E disallowance	—	47,043
Uncertain tax treatment (including penalties and interest)	57,934	7,311
Share-based compensation	790	2,086
Goodwill impairment	—	10,448
Tax penalties and interest	(230)	5,552
Change in valuation allowance	(2,802)	(3,153)
Change in state tax rates	(3,748)	10,317
Change in state filing methods	(2,409)	(3,940)
Canadian reorganization basis change	(5)	6,533
Tax receivable agreement	13,910	(2,919)
Adjustments to prior year provisions	(1,858)	(7,003)
Other	(99)	1,235
Income tax expense	$49,873	$32,950

Effective tax rate	(469.8%)	(22.4%)

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of the Company’s unrecognized tax benefits is as follows:

($ in thousands)	2024	2023
Balance at January 1	$18,800	$12,746
Additions based on tax positions related to the current year	137,721	6,054
Additions for tax positions of prior years	43,978	—
Balance at December 31	$200,499	$18,800

Schedule of Reconciliation of Uncertain Tax Position Liabilities
A reconciliation of the beginning and ending amount of the Company’s Uncertain tax position liability is as follows:

($ in thousands)	2024	2023
Balance at January 1	$20,212	$12,901
Additions based on tax positions related to the current year	53,225	6,054
Additions based on tax positions of prior years	44,322	—
Interest and Penalties recorded in income tax expense, net of reversals	4,709	1,257
Balance at December 31[1]	$122,468	$20,212
[1]Balance as of December 31, 2023 included in “Income taxes payable” on the Consolidated Balance Sheets.